Significant Judgements in Applying Accounting Policies Disclosure of significant accounting policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2009	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issuable upon conversion of convertible debenture (shares)	363,854
Deferred credit	$ 20,788		$ 20,788
Aquiline [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issuable upon conversion of convertible debenture (shares)		363,854
Deferred Stripping Costs [member] | Dolores mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Deferred stripping costs	57,500		$ 57,000
Deferred Stripping Costs [member] | La Arena mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Deferred stripping costs	$ 19,900